Filed Pursuant to Rule 497(e)
1933 Act File No. 333-64981
1940 Act File No. 811-09025

New Covenant Growth Fund (S000024941)
New Covenant Income Fund (S000024942)
New Covenant Balanced Growth Fund (S000005023)
New Covenant Balanced Income Fund (S000024940)

On behalf of New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund (the “Funds”), each a series of New Covenant Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) under the Securities Act on February 23, 2012; such form of Supplement (accession number 0001104659-12-011931) is incorporated by reference into this Rule 497 Document.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE